Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Global Luxury Goods Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Global Luxury Goods Fund | S&P Composite 1500 TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.02%	13.96%	14.46%
Global Luxury Goods Fund | S&P Global Luxury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.26%	4.59%	10.63%
Global Luxury Goods Fund | Global Luxury Goods Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.80%	9.63%	9.96%
Global Luxury Goods Fund | Global Luxury Goods Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.42%	7.12%	7.29%
Global Luxury Goods Fund | Global Luxury Goods Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.67%	6.82%	6.93%
Gold and Precious Metals Fund | Gold and Precious Metals Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	167.46%	18.46%	21.16%
Gold and Precious Metals Fund | Gold and Precious Metals Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	164.79%	17.94%	20.68%
Gold and Precious Metals Fund | Gold and Precious Metals Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	99.61%	14.78%	18.13%
Gold and Precious Metals Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Gold and Precious Metals Fund | FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	174.50%	21.30%	22.26%
World Precious Minerals Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
World Precious Minerals Fund | NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	159.06%	21.80%	22.28%
World Precious Minerals Fund | World Precious Minerals Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	134.84%	3.08%	10.81%
World Precious Minerals Fund | World Precious Minerals Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	129.14%	(1.29%)	6.29%
World Precious Minerals Fund | World Precious Minerals Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	79.63%	0.19%	6.30%
Global Resources Fund | S&P 500® Index (reflects no deduction for fees expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Global Resources Fund | S&P Global Natural Resources Index (Net Total Return) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	28.86%	10.61%	10.38%
Global Resources Fund | Global Resources Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	80.27%	9.86%	9.32%
Global Resources Fund | Global Resources Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	79.79%	6.89%	7.31%
Global Resources Fund | Global Resources Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	47.66%	6.23%	6.59%
Near-Term Tax Free Fund | Bloomberg Municipal Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Near-Term Tax Free Fund | Bloomberg 3 Year Municipal Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	1.29%	1.64%
Near-Term Tax Free Fund | Near-Term Tax Free Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	0.51%	0.91%
Near-Term Tax Free Fund | Near-Term Tax Free Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.33%	0.40%	0.85%
Near-Term Tax Free Fund | Near-Term Tax Free Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.94%	0.71%	1.00%
U.S. Government Securities Ultra-Short Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
U.S. Government Securities Ultra-Short Bond Fund | Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	2.74%	2.05%
U.S. Government Securities Ultra-Short Bond Fund | U.S. Government Securities Ultra-Short Bond Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.92%	2.03%	1.43%
U.S. Government Securities Ultra-Short Bond Fund | U.S. Government Securities Ultra-Short Bond Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.30%	0.99%	0.74%
U.S. Government Securities Ultra-Short Bond Fund | U.S. Government Securities Ultra-Short Bond Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.30%	1.10%	0.79%